COMMITMENTS AND CONTINGENCIES (Detail Textuals) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2017	Dec. 31, 2018
Loss Contingencies [Line Items]
Common stock issuable	$ 4,676,000	$ 50,000	$ 4,676,000
Share Price		$ 1.50
Common stock issued	$ 9,740	$ 8,319	$ 8,719
Gain on legal settlements		$ 150,000
Litigation settlement
Loss Contingencies [Line Items]
Number of common stock issuable	33,335	33,335	33,335
Common stock issuable	$ 50,000	$ 50,000	$ 50,000
Share Price	$ 1.50	$ 1.50	$ 1.50
Common stock issued	$ 50,000	$ 50,000	$ 50,000
Gain on legal settlements		$ 150,000
Shares restriction period	2 years